Risk Management (Details 19) - Level 3 - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of all assets and liabilities measured at fair value
Balance on		R$ 1,435,708	R$ 3,939,801	R$ 7,238,831
Included in the statement of income and other comprehensive income		(324,896)	(350,522)
Acquisitions		451,031	260,215
Write-offs		(3,328,023)	(23,201)
Transfer with categories	[1]		(3,419,149)
Transfer levels		697,795	233,627
Derivatives
Reconciliation of all assets and liabilities measured at fair value
Balance on		(27,647)	12,694	(4,903)
Acquisitions		0	17,597
Write-offs		(40,341)
Financial assets at fair value through profit or loss
Reconciliation of all assets and liabilities measured at fair value
Balance on		707,395	418,561	352,446
Included in the statement of income and other comprehensive income		(31,773)	24,142
Acquisitions		132,408	150,950
Write-offs		(396,260)	(22,262)
Transfer levels		584,459	(86,715)
Financial assets at fair value through other comprehensive income
Reconciliation of all assets and liabilities measured at fair value
Balance on		755,960	3,508,546	R$ 6,891,288
Included in the statement of income and other comprehensive income		(293,123)	(374,664)
Acquisitions		318,623	91,668
Write-offs		(2,891,422)	(939)
Transfer with categories	[1]		(3,419,149)
Transfer levels		R$ 113,336	R$ 320,342

[1]	With the adoption of IFRS 9, a significant portion of the debentures that were in the category of available for sale are now measured at amortized cost; and